CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows (used in)/provided by Operating Activities:
Net (loss)/income	$ 140,636,993	$ 49,926,383	$ (1,430,391)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by Operating activities:
Depreciation and amortization	6,839,702	7,294,476	3,834,117
Amortization of deferred finance charges	137,112	119,731	94,789
Gain on sale of vessels	(99,026,692)	(3,222,631)	0
Provision for doubtful accounts	0	266,732	0
Stock based compensation cost	1,272,698	0	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	6,484,291	(6,781,154)	(4,102,150)
Inventories	633,014	2,244,286	(3,137,855)
Due from/to related parties	(3,788,681)	(3,935,077)	1,668,276
Prepaid expenses and other assets	4,211,685	(4,762,742)	(1,352,501)
Other deferred charges	0	25,335	(25,335)
Accounts payable	1,492,412	1,304,711	47,831
Accrued liabilities	381,414	1,512,592	474,616
Deferred revenue	310,000	(547,939)	547,939
Dry-dock costs paid	(3,457,629)	(1,906,526)	(1,034,380)
Net Cash (used in)/provided by Operating Activities	56,126,319	41,538,177	(4,415,044)
Cash flow (used in)/provided by Investing Activities:
Vessel acquisitions and other vessel improvements	(72,237,732)	(852,603)	(111,288,060)
Investment in related party	(50,000,000)	0	0
Net proceeds from sale of vessel	172,943,983	12,641,284	0
Net cash (used in)/provided by Investing Activities	50,706,251	11,788,681	(111,288,060)
Cash flows (used in)/provided by Financing Activities:
Net increase/(decrease) in Former Parent Company Investment	211,982	(13,460,675)	105,461,561
Issuance of Series B Preferred shares	40	0	0
Gross proceeds from issuance of common shares pursuant to private placement	19,465,000	0	0
Common shares issuance expenses pursuant to private placement	(817,764)	0	0
Payment of Dividend on Series A Preferred Shares	(851,667)	0	0
Payment for repurchase of common shares	(1,046,908)	0	0
Proceeds from long-term debt	0	0	18,000,000
Repayment of long-term debt	(7,992,800)	(3,050,000)	(1,700,000)
Payment of deferred financing costs	0	0	(395,046)
Payments related to Spin-Off	(2,694,646)	0	0
Net cash provided by/(used in) Financing Activities	6,273,237	(16,510,675)	121,366,515
Net increase in cash, cash equivalents, and restricted cash	113,105,807	36,816,183	5,663,411
Cash, cash equivalents and restricted cash at the beginning of the period	42,479,594	5,663,411	0
Cash, cash equivalents and restricted cash at the end of the period	155,585,401	42,479,594	5,663,411
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	155,235,401	41,779,594	4,963,411
Restricted cash, non-current	350,000	700,000	700,000
Cash, cash equivalents and restricted cash at the end of the period	155,585,401	42,479,594	5,663,411
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	773,870	690,543	348,799
Unpaid vessel acquisition and other vessel improvement costs (included in Accounts payable and Accrued liabilities)	68,815	0	466,874
Unpaid deferred dry-dock costs (included in Accounts payable and Accrued Liabilities)	602,117	573,001	0
Dividend declared but unpaid	315,000	0	0
Deemed dividend on Series A Preferred Shares	$ 2,429,275	$ 0	$ 0